First Investors Life Variable Annuity Fund C
95 Wall Street
New York, New York 10005
212-858-8000

May 3, 2004

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      First Investors Life Variable Annuity Fund C
         File Nos. 033-33419 and 811-06130

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the definitive form of the Prospectus and Statement of Additional Information used with respect to the above Registrant does not differ from that contained in Post-Effective Amendment No. 19 ("PEA No. 19") to its Registration Statement on Form N-4. PEA No. 19 was electronically filed under Rule 485(b) on April 28, 2004.

If you have any questions or comments concerning the filing, please contact me at 212-858-8120.

Very truly yours,

/s/ Larry R. Lavoie

Larry R. Lavoie, Esq.
General Counsel